Note 8 - Credit Agreement (Details) - Changes in Long-term Debt (Parentheticals) (Line of Credit [Member])	Dec. 31, 2014
Senior Secured Acquisition Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate	3.26%
Borrowing Base Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate	2.74%